Derivative Liability (Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis) (Details) (USD $)	Mar. 31, 2014		Dec. 31, 2013
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative liability	$ 99,344	[1]
Fair Value Measurements, Recurring [Member] | Fair Value Inputs Level 1 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative liability
Fair Value Measurements, Recurring [Member] | Fair Value Inputs Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative liability
Fair Value Measurements, Recurring [Member] | Fair Value Inputs Level 3 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative liability	$ 99,344

[1]	(Unaudited)